DEFERRED POLICY ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rollforward of deferred policy acquisition costs
Balance, beginning of year	$ 9,431	$ 27,935
Amortization expense	(5,486)	(5,821)	(6,670)
Balance, end of year	8,937	9,431	27,935
Value of business acquired
Amortization of VOBA	34	90	132
Unamortized balance of VOBA	430	488	1,600
Percentage of unamortized balance of VOBA expected to be amortized in 2012 through 2016 by year
Year one (as a percent)	0.081
Year two (as a percent)	0.076
Year three (as a percent)	0.063
Year four (as a percent)	0.058
Year five (as a percent)	0.051
Year after five year (as a percent)	67.10%
(Increase) decrease in amortization expense	274	114	15
Cumulative effect of adopting a new other-than-temporary impairment accounting standard | Divested Businesses
Rollforward of deferred policy acquisition costs
Change in net unrealized gains (losses) on securities			2
Other			2
Chartis
Rollforward of deferred policy acquisition costs
Balance, beginning of year	2,099	1,919	2,420
Dispositions			(418)
Acquisition costs deferred	4,548	4,058	4,158
Amortization expense	(4,324)	(3,894)	(4,352)
Increase due to foreign exchange and other	52	16	111
Balance, end of year	2,375	2,099	1,919
SunAmerica Financial Group
Rollforward of deferred policy acquisition costs
Balance, beginning of year	7,258	8,462	11,294
Dispositions			(479)
Acquisition costs deferred	869	701	716
Amortization expense	(1,142)	(1,086)	(1,287)
Change in net unrealized gains (losses) on securities	(486)	(817)	(735)
Increase due to foreign exchange	3	1	(10)
Other		(3)	(1,037)
Balance, end of year	6,502	7,258	8,462
Increase (decrease) in deferred policy acquisition costs due to net unrealized gains and losses on available for sale securities	1,400	758	(176)
SunAmerica Financial Group | Cumulative effect of adopting a new other-than-temporary impairment accounting standard
Rollforward of deferred policy acquisition costs
Change in net unrealized gains (losses) on securities			1,000
Other			1,000
Other Operations
Rollforward of deferred policy acquisition costs
Balance, beginning of year before consolidation and eliminations	32	17,505	17,304
Balance, beginning of year	74	17,554	17,304
Dispositions		(16,117)
Acquisition costs deferred	14	1,218	1,286
Amortization expense	(20)	(841)	(1,031)
Change in net unrealized gains (losses) on securities		28	(37)
Increase due to foreign exchange	1	314	687
Reclassified to Assets held for sale		(1,960)	(1,090)
Other	(2)	(174)	(60)
Subtotal	25	32	17,505
Balance, end of year	60	74	17,554
Other Operations | Segment Discontinued Operations
Rollforward of deferred policy acquisition costs
Activity of discontinued operations		59	446
Consolidation and Eliminations
Rollforward of deferred policy acquisition costs
Balance, end of year	$ 35	$ 42	$ 49